Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Net income	$ 901	$ 928	$ 907	$ 845	$ 866	$ 859	$ 805	$ 694	$ 3,580	$ 3,224
Dividends on non-vested restricted stock									(31)	(67)
Net income allocated to stockholders									$ 3,549	$ 3,157
Basic earnings per share
Income available to common stockholders, Weighted-Average Shares									4,907,799	4,856,735
Income available to common stockholders, Per Share Amount	$ 0.18	$ 0.18	$ 0.18	$ 0.18	$ 0.18	$ 0.17	$ 0.16	$ 0.14	$ 0.72	$ 0.65
Effect of dilutive securities
Restricted stock awards									108,521	76,421
Diluted earnings per share
Income available to common stockholders and assumed conversions, Net Income									$ 3,549	$ 3,157
Income available to common stockholders and assumed conversions, Weighted Average Shares									5,016,320	4,933,156
Income available to common stockholders and assumed conversions, Per Share Amount	$ 0.18	$ 0.18	$ 0.18	$ 0.17	$ 0.17	$ 0.17	$ 0.16	$ 0.14	$ 0.71	$ 0.64